Taxation (Details Narrative) - HKD ($) $ in Millions		6 Months Ended		12 Months Ended
	Apr. 01, 2018	Jun. 30, 2026	Jun. 30, 2024	Dec. 31, 2024
TaxationLineItems [Line Items]
Profit tax rates	16.50%		16.50%
Tax rate	8.25%
Income tax assessable profit	$ 2			$ 2
[custom:PreferentialTaxRate]		15.00%
[custom:PreferentialTaxRatePercentage]		15.00%
Withholding income tax rate on dividends		10.00%
China [Member]
TaxationLineItems [Line Items]
[custom:IncomeTaxRateOnVIEAndSubsidiaries]		25.00%